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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06434
Invesco Value Municipal Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices)      (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco Value Municipal Trust
Effective January 23, 2012, Invesco Insured Municipal Trust was
renamed Invesco Value Municipal Trust.
Quarterly Schedule of Portfolio Holdings
November 30, 2011

MS-CE-IMUNI-QTR-1	11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—144.40%
Alabama—2.09%
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	$1,300	$1,359,800
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (a)	5.00%	01/01/36	3,060	3,202,015
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	5.00%	08/01/37	700	732,788

				5,294,603

Alaska—0.58%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB	5.50%	10/01/41	1,380	1,461,047

Arizona—2.56%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (a)	5.00%	03/01/41	740	734,879
Arizona (State of); Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/27	1,305	1,365,826
Arizona State University Board of Regents (Research Infrastructure); Series 2004, COP (INS-AMBAC) (a)	5.00%	09/01/30	2,000	2,034,540
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	350	350,592
Series 2010, RB	5.13%	05/15/40	350	350,945
Maricopa County Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR (b)(c)	6.00%	05/01/14	550	601,727
Phoenix Civic Improvement Corp.; Series 2004, Jr. Lien Wastewater System RB (INS-NATL) (a)	5.00%	07/01/27	1,000	1,062,860

				6,501,369

California—24.36%
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/24	1,205	1,293,399
Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(d)	0.00%	08/01/35	1,355	320,471
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(d)	0.00%	08/01/36	2,190	464,587
Alvord Unified School District (Election of 2007); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/27	495	522,661
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2007 A, RB (INS-NATL) (a)(e)	4.50%	10/01/37	16,000	15,469,760
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/26	960	490,877
Series 2009, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/31	1,850	674,621
California (State of) Department of Water Resources; Series 2008 H, Power Supply RB (INS-AGM) (a)	5.00%	05/01/22	2,500	2,825,600
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	1,700	1,714,960
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/40	800	799,360
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(d)	0.00%	08/01/29	480	174,931
Dry Creek Joint Elementary School District (Election of 2008);
Series 2009 E, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/44	1,090	125,590
Series 2009 E, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/45	6,270	676,220
Series 2009 E, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/48	4,610	404,804
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	1,590	1,695,973
Eastern Municipal Water District; Series 2006 A, Water & Sewer Revenue COP (INS-NATL) (a)	5.00%	07/01/32	4,000	4,111,080
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/32	2,705	772,656
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Fontana Unified School District (Election of 2006); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/30	$4,530	$1,447,561
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (a)	5.00%	06/01/31	2,000	1,896,180
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/40	700	725,130
Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	09/01/24	3,000	3,258,720
Moreland School District Crossover 2014; Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(d)	0.00%	08/01/29	1,505	518,653
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/28	1,080	406,080
Oakland (City of) Joint Powers Financing Authority (Oakland Administration Buildings);
Series 2008 B, Ref. Lease RB (INS-AGC) (a)	5.00%	08/01/23	725	766,165
Series 2008 B, Ref. Lease RB (INS-AGC) (a)	5.00%	08/01/25	500	521,995
Oakland (Port of);
Series 2002 L, RB (c)(f)(g)	5.00%	11/01/12	110	114,595
Series 2002 L, RB (INS-NATL) (a)(g)	5.00%	11/01/21	890	899,381
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/47	5,700	555,180
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/48	7,670	697,817
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	03/01/49	4,240	370,788
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/28	3,210	1,226,637
Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/31	3,470	1,059,148
Regents of the University of California;
Series 2007 J, General RB (INS-AGM) (a)(e)	4.50%	05/15/31	3,278	3,278,191
Series 2007 J, General RB (INS-AGM) (a)(e)	4.50%	05/15/35	2,690	2,582,561
San Diego (County of) Water Authority; Series 2004 A, COP (INS-AGM) (a)(e)	5.00%	05/01/29	5,000	5,168,650
San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(e)	5.00%	06/15/28	1,000	1,046,990
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(b)(c)	3.50%	05/31/13	1,700	1,701,479
University of California; Series 2005 B, Limited RB (INS-AGM) (a)	5.00%	05/15/30	1,000	1,025,960

				61,805,411

Colorado—0.96%
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	1,075	1,093,716
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/35	1,500	1,333,125

				2,426,841

Connecticut—0.51%
Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University Health & Education); Series 2007 K-1, RB (INS-NATL) (a)	5.00%	07/01/27	1,225	1,289,839

District of Columbia—6.35%
District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/28	500	541,275
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/29	625	671,500
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	4,000	3,920,000
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(e)	5.00%	06/01/26	2,000	2,164,060
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(e)	5.00%	06/01/27	2,000	2,150,840
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(e)	5.00%	06/01/28	4,000	4,277,840
Series 2009 A, Sec. Income Tax RB (e)	5.25%	12/01/27	2,100	2,388,330

				16,113,845

See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—8.83%
Cape Coral (City of);
Series 2011, Ref. Water & Sewer RB (INS-AGM) (a)	5.00%	10/01/41	$1,480	$1,512,797
Series 2011 A, Ref. Water & Sewer RB (INS-AGM) (a)	5.00%	10/01/31	1,100	1,128,732
Citizens Property Insurance Corp.; Series 2010 A-1, Sr. Sec. High Risk Account RB	5.00%	06/01/14	2,200	2,347,884
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	1,000	1,105,310
Miami-Dade (County of) (Miami International Airport);
Series 2003 B, Aviation RB (INS-NATL) (a)(g)	5.25%	10/01/18	2,155	2,229,369
Series 2003 B, Aviation RB (INS-NATL) (a)(g)	5.25%	10/01/19	2,270	2,337,896
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (a)	5.50%	04/01/38	1,500	1,564,695
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (a)	5.00%	07/01/35	1,225	1,265,976
Miami-Dade (County of); Series 2010, Water & Sewer System RB (INS-AGM) (a)	5.00%	10/01/39	1,600	1,663,024
Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (INS-AGC) (a)	5.00%	10/01/27	1,265	1,285,038
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	1,200	1,433,496
Series 2011, Ref. RB	5.00%	10/01/31	1,125	1,192,657
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/29	1,000	1,051,050
Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	01/01/26	2,185	2,289,487

				22,407,411

Georgia—3.90%
Atlanta (City of);
Series 1999 A, Water & Wastewater RB (INS-NATL) (a)	5.00%	11/01/29	2,000	2,001,000
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(e)	5.00%	01/01/33	5,000	5,093,800
Series 2010 A, General Airport RB (INS-AGM) (a)	5.00%	01/01/35	1,590	1,650,420
Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS-AGM) (a)	5.00%	07/01/34	1,110	1,146,785

				9,892,005

Hawaii—4.18%
Honolulu (City & County of);
Series 2003 A, Unlimited Tax GO Bonds (c)(f)	5.25%	03/01/13	4,295	4,559,229
Series 2003 A, Unlimited Tax GO Bonds (c)(f)	5.25%	03/01/13	4,295	4,559,228
Series 2003 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	03/01/25	705	738,170
Series 2003 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	03/01/26	705	738,170

				10,594,797

Idaho—1.61%
Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2010, RB (INS-AGM) (a)	5.00%	07/01/35	1,775	1,822,925
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/25	2,065	2,273,751

				4,096,676

Illinois—16.33%
Chicago (City of) (Chicago O’Hare International Airport);
Series 2003 B-2, Third Lien General Airport RB (INS-AGM) (a)(g)	5.75%	01/01/23	2,000	2,097,720
Series 2005 A, General Airport Third Lien RB (INS-NATL) (a)	5.25%	01/01/25	3,000	3,130,200
Chicago (City of) Transit Authority; Series 2011, Sales Tax RB	5.25%	12/01/36	1,620	1,687,181
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/26	1,370	1,434,842
Chicago (City of);
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)	5.56%	01/01/21	2,000	2,221,580
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)	5.58%	01/01/22	2,000	2,220,080
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(e)(h)	5.00%	01/01/37	6,070	6,056,828
Series 2008, Ref. Water Second Lien RB (INS-AGM) (a)	5.00%	11/01/27	940	987,884
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/27	$670	$712,364
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/28	305	322,586
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.75%	08/15/30	1,635	1,762,890
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/29	1,300	1,324,986
Illinois (State of); First Series 2001, Unlimited Tax GO Bonds (INS-NATL) (a)(e)	5.38%	04/01/15	10,000	11,092,200
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,480	1,581,025
Regional Transportation Authority; Series 1999, Ref. RB (INS-AGM) (a)	5.75%	06/01/21	4,000	4,813,360

				41,445,726

Indiana—1.50%
Reid Hospital & Health Care Service Inc.; Series 2005 A, VRD Hospital Authority RB (INS-AGM) (a)(i)	0.11%	01/01/40	3,810	3,810,000

Iowa—4.36%
Iowa (State of),
Series 2001, Vision Special Fund RB (INS-NATL) (a)	5.50%	02/15/19	3,600	4,417,920
Series 2001, Vision Special Fund RB (INS-NATL) (a)	5.50%	02/15/20	2,500	3,066,675
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (e)(h)	5.00%	06/01/25	1,810	2,053,282
Series 2009 A, Special Obligation RB (e)(h)	5.00%	06/01/26	1,355	1,521,828

				11,059,705

Kansas—0.71%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	615	671,863
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (INS-BHAC) (a)	5.25%	09/01/34	1,060	1,140,910

				1,812,773

Kentucky—1.10%
Kentucky (Commonwealth of) State Property & Buildings Commission (Project No. 93); Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/28	1,640	1,770,298
Louisville & Jefferson County Visitors & Convention Commission (International Convention Center); Series 2004 B, Ref. VRD Dedicated Tax RB (INS-AGM) (a)(i)	0.11%	12/01/22	1,030	1,030,000

				2,800,298

Louisiana—0.67%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.50%	10/01/35	1,600	1,692,176

Maryland—1.01%
Maryland (State of) Economic Development Corporation (Maryland Aviation Administration Facilities); Series 2003, Lease RB (INS-AGM) (a)(g)	5.38%	06/01/22	2,500	2,560,450

Massachusetts—4.72%
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (e)	5.50%	11/15/36	6,460	7,266,143
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2009 O, RB (e)	5.50%	07/01/36	2,090	2,348,554
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB (INS-AGM) (a)	5.25%	08/01/31	2,000	2,360,720

				11,975,417

Michigan—1.45%
Detroit (City of); Series 2006 C, Ref. Second Lien Water Supply System RB (INS-AGM) (a)	5.00%	07/01/26	1,200	1,211,940
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/29	1,190	1,245,811
Western Michigan University Board of Trustees; Series 2008, General RB (INS-AGM) (a)	5.00%	11/15/23	1,125	1,219,342

				3,677,093

See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—2.81%
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Hospitals & Clinics);
Series 2004 B, Health Care System VRD RB (INS-AGM) (a)(i)	0.12%	08/15/25	$2,725	$2,725,000
Series 2007 A, Health Care System VRD RB (INS-AGM) (a)(i)	0.20%	08/15/37	400	400,000
Minneapolis (City of) (Fairview Health Services); Series 2005 D, Health Care System RB (INS-AMBAC) (a)	5.00%	11/15/34	4,000	4,010,560

				7,135,560

Missouri—1.16%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/24	295	334,787
Series 2011 A, Ref. RB	5.50%	09/01/25	515	575,301
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power RB (INS-NATL) (a)	5.00%	01/01/25	2,000	2,033,500

				2,943,588

Montana—0.30%
Montana (State of) Facility Finance Authority (Benefis Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (a)	5.75%	01/01/31	715	768,596

Nevada—5.35%
Clark (County of); Series 1992 B, Unlimited Tax GO Bonds (INS-AMBAC) (a)	6.50%	06/01/17	4,000	4,944,360
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (a)(e)	5.00%	06/01/26	8,000	8,617,760

				13,562,120

New Jersey—3.15%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	710	724,988
New Jersey (State of) Economic Development Authority; Sub-Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	1,195	1,378,827
New Jersey (State of) Educational Facilities Authority (Rowan University); Series 2008 B, Ref. RB (INS-AGC) (a)	5.00%	07/01/26	510	548,576
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2000 CC, Home Buyer RB (INS-NATL) (a)(g)	5.88%	10/01/31	120	120,090
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(d)	0.00%	12/15/26	5,860	2,650,420
New Jersey (State of) Turnpike Authority; Series 2003 A, RB (INS-AMBAC) (a)	5.00%	01/01/30	2,500	2,567,000

				7,989,901

New Mexico—0.60%
Albuquerque (City of); Series 2004 A, Ref. Gross Receipts Lodgers’ Tax RB (INS-AGM) (a)	5.00%	07/01/37	1,500	1,522,260

New York—13.99%
Long Island Power Authority; Series 2011 A, Electric System General RB (INS-AGM) (a)	5.00%	05/01/36	1,775	1,855,638
Metropolitan Transportation Authority;
Series 2002 A, Ref. RB (INS-AMBAC) (a)	5.50%	11/15/17	9,000	9,385,290
Series 2002 A, Ref. RB (INS-NATL) (a)	5.00%	11/15/25	2,000	2,060,860
Series 2002 B, RB (INS-NATL) (a)	5.50%	07/01/20	6,805	6,973,900
Series 2010 D, RB	5.00%	11/15/34	1,100	1,125,894
New York (City of) Industrial Development Agency (Yankee Stadium); Series 2006, PILOT RB (INS-FGIC) (a)	5.00%	03/01/46	1,045	993,252
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (a)	5.00%	08/01/29	2,000	2,132,540
New York (State of) Dormitory Authority (The City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/28	1,000	1,161,780
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/29	940	1,085,672
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Company); Series 1996, Gas Facilities RB (INS-NATL) (a)	5.50%	01/01/21	5,000	5,017,650
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York (State of) Thruway Authority;
Series 2009 A, State Personal Income Tax Transportation RB	5.00%	03/15/25	$1,725	$1,922,927
Series 2011 A-1, Second General Highway and Bridge Trust Fund RB	5.00%	04/01/29	1,620	1,779,926

				35,495,329

Ohio—1.20%
Cleveland (City of);
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(d)	0.00%	11/15/28	2,125	912,879
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(d)	0.00%	11/15/38	2,800	652,092
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/35	700	706,741
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)(c)	5.88%	06/01/16	700	784,301

				3,056,013

Oklahoma—0.46%
Oklahoma (State of) Development Finance Authority (Obligated Group consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. & INTEGRIS Rural Health, Inc.); Series 2007 A-3, Ref. VRD Health System RB (INS-AGC) (a)(i)	0.11%	08/15/33	1,175	1,175,000

Oregon—0.70%
Oregon (State of) Department of Administrative Services; Series 2005 B, COP (INS-NATL) (a)	5.00%	11/01/24	1,685	1,786,606

Pennsylvania—3.66%
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL) (a)(g)	5.00%	11/01/37	1,500	1,506,030
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB (b)(c)	3.70%	05/01/15	1,400	1,464,876
Pennsylvania (State of) Turnpike Commission; Series 2004 A, RB (INS-AMBAC) (a)	5.00%	12/01/34	4,000	4,076,400
Philadelphia (City of) Authority for Industrial Development (NewCourtland Elder Services); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (i)(j)	0.09%	03/01/27	335	335,000
Philadelphia (City of); Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	7.13%	07/15/38	720	808,128
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,000	1,104,640

				9,295,074

Puerto Rico—0.66%
Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 C, RB	5.25%	08/01/41	1,650	1,685,013

South Carolina—2.40%
Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/34	2,645	2,907,596
South Carolina (State of) Medical University Hospital Authority; Series 2004 A, Ref. FHA Insured Mortgage Hospital Facilities RB (INS-NATL) (a)	5.25%	02/15/25	1,000	1,060,230
South Carolina (State of) Public Service Authority; Series 2003 A, Ref. RB (INS-AMBAC) (a)(e)	5.00%	01/01/22	2,000	2,112,040

				6,079,866

Tennessee—0.37%
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS-AGM) (a)	5.25%	11/01/30	885	942,348

Texas—10.88%
Austin (City of); Series 2001, Ref. Water & Wastewater System RB (INS-AGM) (a)	5.13%	05/15/27	1,840	1,842,171
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	700	723,205
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/27	800	870,360
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB	5.00%	11/01/36	3,305	3,510,703
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/27	1,840	1,954,779
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Houston (City of) Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	4.50%	04/15/27	$225	$232,481
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(d)	0.00%	09/01/27	3,615	1,520,288
Houston (City of); Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/23	4,465	4,842,203
Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/26	1,000	1,081,740
North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(d)	0.00%	01/01/28	6,700	2,810,114
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(d)	0.00%	01/01/31	1,455	497,276
San Antonio (City of); Series 2002 A, Water System RB (c)(f)	5.00%	05/15/12	2,000	2,043,960
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/32	810	846,515
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/37	885	917,745
Texas (State of) Turnpike Authority; Series 2002, First Tier CAB RB (INS-BHAC) (a)(d)	0.00%	08/15/27	5,735	2,546,799
Victoria Independent School District;
Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/24	410	459,520
Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/25	815	904,282

				27,604,141

Utah—1.53%
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)	5.00%	06/15/36	3,690	3,875,570

Virginia—0.73%
Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/33	975	990,951
Roanoke (City of) Industrial Development Authority (Carilion Health System Obligated Group); Series 2005 B, Hospital RB (INS-AGM) (a)	5.00%	07/01/38	850	864,509

				1,855,460

Washington—5.26%
Cowlitz (County of) Public Utility District No. 1; Series 2006, Production System RB (INS-NATL) (a)	5.00%	09/01/31	3,000	3,078,180
King (County of); Series 2001, Ref. Sewer RB (c)(f)	5.00%	01/01/12	3,000	3,012,450
Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	08/01/29	3,170	3,549,480
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	08/01/30	3,335	3,698,348

				13,338,458

West Virginia—0.57%
West Virginia (State of) Economic Development Authority (Appalachian Power Co. — Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB (b)	5.38%	12/01/38	1,400	1,438,192

Wisconsin—0.84%
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	1,900	2,137,329

TOTAL INVESTMENTS—144.40% (Cost $352,047,350) (k)				366,403,906

Floating Rate Note Obligations—(21.26)%
Notes with interest rates ranging from 0.21% to 0.71% at 11/30/11 and contractual maturities of collateral ranging from 04/01/15 to 10/01/37 (See Note 1E)(l)				(53,965,000)
OTHER ASSETS LESS LIABILITIES—2.50%				6,349,622

PREFERRED SHARES—(25.64)%				(65,050,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$253,738,528

See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

Investment Abbreviations:

AGC	—Assured Guaranty Corp.

AGM	—Assured Guaranty Municipal Corp.

AMBAC	—American Municipal Bond Assurance Corp.

BHAC	—Berkshire Hathaway Assurance Corp.

CAB	—Capital Appreciation Bonds

CEP	—Credit Enhancement Provider

COP	—Certificates of Participation

FGIC	—Financial Guaranty Insurance Co.

FHA	—Federal Housing Administration

FTA	—Federal Transit Administration

GO	—General Obligation

INS	—Insurer

LOC	—Letter of Credit

NATL	—National Public Finance Guarantee Corp.

PCR	—Pollution Control Revenue Bonds

PILOT	—Payment-in-Lieu-of-Tax

RAB	—Revenue Anticipation Bonds

RB	—Revenue Bonds

Ref.	—Refunding

SGI	—Syncora Guarantee, Inc.

Sr.	—Senior

Sub.	—Subordinated

VRD	—Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Zero coupon bond issued at a discount.

(e)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1E.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Security subject to the alternative minimum tax.

(h)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,117,645. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	28.1%
National Public Finance Guarantee Corp.	27.3
American Municipal Bond Assurance Corp.	9.1
Assured Guaranty Corp.	7.4

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Trust’s investments with a value of $91,937,485 are held by Dealer Trusts and serve as collateral for the $53,965,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities.
Invesco Insured Municipal Trust

D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — (continued)
These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Insured Municipal Trust

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$366,403,906	$—	$366,403,906

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2011 was $38,843,043 and $49,571,010, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$17,174,204
Aggregate unrealized (depreciation) of investment securities	(2,037,321)

Net unrealized appreciation of investment securities	$15,136,883

Cost of investments for tax purposes is $351,267,023.
Invesco Insured Municipal Trust

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Value Municipal Trust

By:	/s/ Philip A. Taylor Philip A. Taylor Principal Executive Officer

Date:	January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor Principal Executive Officer

Date:	January 27, 2012

By:	/s/ Sheri Morris Sheri Morris Principal Financial Officer

Date:	January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.